December 23, 2015

VIA EDGAR

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:        Salient MF Trust (File Nos. 333-180225; 811-22678) (the “Registrant”)

Post-Effective Amendment to Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 18 under the 1933 Act and Amendment No. 19 to the Registration Statement under the Investment Company Act of 1940, as amended, to the Registrant’s registration statement on Form N-1A (the “Amendment”). We have acted as counsel to the Registrant in connection with the preparation of the Amendment, and we have reviewed a copy of the Amendment being filed with the Commission.

This filing is being made for the purposes of: (i) making updates pursuant to comments received from the Commission staff; (ii) filing the required exhibits; and (iii) making other non-material changes to the Prospectus and Statement of Additional Information included in the Amendment. Pursuant to paragraph (b)(4) of Rule 485 of the 1933 Act, we hereby represent that, based on our review and assessment of the disclosure changes being effected by the Amendment, the attached Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

If you have any questions regarding the Amendment, please call me at (617) 261-3166.

Sincerely,

/s/ Richard F. Kerr
Richard F. Kerr